Pensions and Post-Employment Benefits - Schedule of Estimated Payments for Pensions and Other Post-Employment Benefits (Detail) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($)
Disclosure - Pensions and Post-Employment Benefits - Schedule of Estimated Payments for Pensions and Other Post-Employment Benefits [Abstract]
2023	$ 145
2024	139
2025	140
2026	140
2027 – 2032	$ 821